ACQUISTITIONS AND INVESTMENTS - Acquisitions (Details) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 30, 2021	Sep. 07, 2021	Jul. 24, 2021	Jul. 23, 2021	Jun. 18, 2021	Feb. 15, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of consideration transferred:
Equity method investments							$ 18,566,056	$ 25,515,879	$ 2,937,597
Recognized amounts of identifiable assets acquired
Goodwill							12,788,671	12,788,671	$ 0
Plain Sight Innovations Corporation
Fair value of consideration transferred:
Loans to Plain Sight Innovations LLC prior to acquisition		$ 1,423,328
Total fair value of consideration transferred		16,376,134
Recognized amounts of identifiable assets acquired
Cash and cash equivalents		100,147
Deferred tax liability		(1,383,942)
Total identifiable assets		5,789,738
Goodwill		10,586,396
Plain Sight Innovations Corporation | Developed technologies
Recognized amounts of identifiable assets acquired
Intangible assets		6,579,400
Plain Sight Innovations Corporation | License agreements
Recognized amounts of identifiable assets acquired
Intangible assets		494,133
Plain Sight Innovations Corporation | Restricted Stock
Fair value of consideration transferred:
Comstock shares of common stock issued		$ 14,952,806
Shares issued in acquisition (in shares)		8,500,000
Shares issued (in dollars per share)		$ 1.76
MANA Corporation
Fair value of consideration transferred:
Total fair value of consideration transferred				$ 6,528,453
Performance-based cash payments as percentage of future consolidated net cash flow				20.00%
Maximum performance-based cash payments as percentage of future consolidated net cash flow				$ 8,600,000
Recognized amounts of identifiable assets acquired
Intangible assets				461,528
Deferred tax liability				(96,921)
Total identifiable assets				364,607
Goodwill				6,163,846
MANA Corporation | Restricted Stock
Fair value of consideration transferred:
Comstock shares of common stock issued				$ 6,528,453
Shares issued in acquisition (in shares)			4,200,000	4,200,000
Shares issued (in dollars per share)			$ 1.55
LINICO Corporation
Fair value of consideration transferred:
Comstock shares of common stock issued						$ 7,258,162
Equity method investments						8,140,725
Payment in cash						6,025,034
Total fair value of consideration transferred							$ 500,000	$ 4,500,000
Non-controlling interest - fair value						3,400,000
Total fair value of consideration and non-controlling interest						24,823,921
Shares issued in acquisition (in shares)	1,700,000
Shares issued (in dollars per share)	$ 2.00
Recognized amounts of identifiable assets acquired
Cash and cash equivalents						94,689
Other current assets						222,568
Investment in Green Li-ion						4,577,000
Investment in equity securities (Comstock common stock)						3,870,000
Properties, plant and equipment, net						64,000
Deposits						3,897,526
Finance lease right of use asset						15,033,000
Accounts payable						(975,357)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Lease Liability						(13,043,499)
Deferred tax liability						(4,250,226)
Accrued expenses and other liabilities						(97,268)
Total identifiable assets						24,823,921
LINICO Corporation | Developed technologies
Recognized amounts of identifiable assets acquired
Intangible assets						11,803,000
LINICO Corporation | License agreements
Recognized amounts of identifiable assets acquired
Intangible assets						3,622,488
LINICO Corporation | Trademarks
Recognized amounts of identifiable assets acquired
Intangible assets						$ 6,000
Renewable Process Solutions, Inc.
Fair value of consideration transferred:
Total fair value of consideration transferred					$ 2,304,806
Recognized amounts of identifiable assets acquired
Cash and cash equivalents					24,385
Notes receivable, net					38,459
Prepaid expenses and other current assets					4,072
Accounts payable					(33,882)
Deferred tax liability					(33,440)
Accrued expenses and other liabilities					(56,300)
Total identifiable assets					102,531
Goodwill					2,202,275
Renewable Process Solutions, Inc. | License agreements
Recognized amounts of identifiable assets acquired
Intangible assets					16,619
Renewable Process Solutions, Inc. | Customer agreements
Recognized amounts of identifiable assets acquired
Intangible assets					122,885
Renewable Process Solutions, Inc. | Distribution agreements
Recognized amounts of identifiable assets acquired
Intangible assets					19,733
Renewable Process Solutions, Inc. | Restricted Stock
Fair value of consideration transferred:
Comstock shares of common stock issued					$ 2,304,806
Shares issued in acquisition (in shares)					1,000,000
Shares issued (in dollars per share)					$ 2.30